Deposits	12 Months Ended
Jun. 30, 2019
Deposits [Abstract]
DEPOSITS

NOTE F - DEPOSITS

Deposits consist of the following major classifications at June 30:

(in thousands)	2019	2018

Non-interest bearing checking accounts	$5,534	$5,550
Checking accounts	13,126	14,477
Savings accounts	43,228	43,816
Money market demand deposits	8,056	11,320
Total demand, transaction and passbook deposits	69,944	75,163
Certificates of deposit	125,892	120,490
Total deposits	$195,836	$195,653

At June 30, 2019 and 2018, the Banks had certificate of deposit accounts with balances equal to or in excess of $250,000 totaling approximately $9.8 million and $7.9 million, respectively.

Maturities of outstanding certificates of deposit at June 30 are summarized as follows:

(in thousands)	2019

2020	$93,187
2021	22,693
2022	3,512
2023	5,388
2024 and thereafter	1,112
$125,892